BASIC AND DILUATED EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Basic And Diluated Earnings Per Share Tables
Schedule of earnings per share
The following table summarizes the potential shares of common stock that were excluded from diluted net loss per share, because the effect of including these potential shares was antidilutive:

	March 31,
	2014	2013
Convertible notes payable	76,669,368	1,654,524
Warrants	45,373,596	5,364,500
Stock Options	143,750	—

The following table summarizes the potential shares of common stock that were excluded from diluted net loss per share, because the effect of including these potential shares was antidilutive:

	December 31,
	2013	2012
Convertible notes payable	4,953,226	1,654,524
Warrants	13,764,472	342,000
Stock Options	100,000	—